Derivative Financial Instruments - Schedule of Derivative Financial Instrument Contracts (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Forwards USD/MXN [Member]
Schedule of Derivative Financial Instrument Contracts [Line Items]
Type of instrument	Forwards USD/MXN	Forwards USD/MXN	Forwards USD/MXN
Accounting treatment	Hedge accounting	Trading	Trading
Hedging type / designation	Cash flow hedge	N/A	N/A
Hedged risk	Currency risk USD/MXN	Currency risk USD/MXN	Currency risk USD/MXN
Hedged item	Forecasted Inventory Purchase in USD	Economic exposure from future purchases in USD	Economic exposure from future purchases in USD
Notional				$ 27,120	$ 57,400	$ 97,260
Fair value	$ (24,284)	$ 108,846	$ (47,920)
Average strike price	18.86	19.21	17.96
Maturity	Weekly, until May 2026	Weekly, until June 2025	Weekly, until December 2024
Presentation in balance	Current liabilities	Current assets	Current liabilities
Options USD/MXN [Member]
Schedule of Derivative Financial Instrument Contracts [Line Items]
Type of instrument	Options USD/MXN
Accounting treatment	Hedge accounting
Hedging type / designation	Cash flow hedge
Hedged risk	Currency risk USD/MXN
Hedged item	Forecasted Inventory Purchase in USD
Notional				$ 5,000
Fair value	$ (1,954)
Average strike price	19.19
Maturity	Weekly, until May 2026
Presentation in balance	Current liabilities